Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt
Long term debt is comprised of the following borrowings:

			December 31,
Borrower	Commencement	Maturity	2020	2021
Maxeikosiepta	December 2018	February 2021	4,000	—
Maxtessera	November 2018	April 2021	22,000	—
Avstes	June 2019	April 2021	5,985	—
Maxeikosi	September 2017	May 2021	10,893	—
Safe Bulkers	April 2019	June 2021	8,000	—
Petra	November 2018	June 2021	6,135	—
Pemer	November 2018	June 2021	6,135	—
Maxeikosiexi	September 2015	June 2021	4,432	—
Marathassa	September 2015	June 2021	4,820	—
Marinouki	September 2015	June 2021	7,263	—
Kerasies	September 2015	June 2021	5,097	—
Soffive	September 2015	June 2021	7,853	—
Eptaprohi	September 2015	June 2021	37,053	—
Shikokuepta	February 2016	August 2021	17,150	—
Safe Bulkers	November 2014	September 2021	79,758	—
Maxeikositria	September 2017	November 2021	10,893	—
Maxpente	September 2017	November 2021	16,100	—
Maxeikositessera	September 2017	November 2021	11,310	—
Maxenteka	September 2017	November 2021	13,536	—
Safe Bulkers	November 2018	November 2021	22,250	—

Shikokupente - Shikokuennia - Pemer - Petra	July 2019	December 2021	8,510	—
Shikokupente	August 2018	December 2021	12,927	—
Shikokuennia	October 2018	December 2021	14,385	—
Pelea - Vasstwo - Eniaprohi - Vassone	December 2018	December 2024	43,250	26,250
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Petra	June 2021	June 2026	—	21,375
Safe Bulkers	September 2021	September 2026	—	28,500
Safe Bulkers	December 2021	December 2026	—	50,000
Monagrouli	April 2020	April 2027	25,520	23,760
Sub Total Credit facility			405,255	149,885
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Petra	June 2021	June 2026	—	10,000
Safe Bulkers	December 2019	June 2021	29,000	—
Sub Total Revolving credit facility			29,000	10,000
Maxeikosiena	September 2015	August 2021	18,058	—
Youngtwo	January 2017	December 2021	21,203	—
Maxdeka	November 2019	August 2025	19,076	17,063
Shikoku	November 2019	August 2025	20,066	17,948
Shikokutessera	November 2019	August 2025	19,502	17,478
Glovertwo	November 2019	August 2025	18,344	16,412
Pentakomo	January 2020	January 2026	14,500	12,500
Maxdekatria	January 2020	January 2026	14,500	12,500
Maxtessera	April 2021	October 2026	—	28,117
Shikokuokto	December 2019	December 2027	18,000	16,000
Gloversix	December 2019	December 2027	18,720	16,640
Pinewood	February 2021	February 2031	—	22,567
Shikokuepta	August 2021	August 2031	—	23,167
Sub Total Sale and leaseback financing			181,969	200,392
Total			616,224	360,277
Current portion of long-term debt			77,284	41,202
Liability directly associated with assets held for sale			4,000	—
Long-term debt			534,940	319,075
Total debt			616,224	360,277
Current portion of deferred financing costs			1,500	1,290
Deferred financing costs directly associated with assets held for sale			17	—
Deferred financing costs non-current			3,057	3,279
Total deferred financing costs			4,574	4,569
Total debt			616,224	360,277
Less: Total deferred financing costs			4,574	4,569
Total debt, net of deferred financing costs			611,650	355,708
Less: Current portion of long-term debt, net of current portion of deferred financing costs			75,784	39,912
Less: Liability directly associated with assets held for sale			3,983	—
Long-term debt, net of deferred financing costs, non-current			531,883	315,796

Schedule of Maturities of Long-term Debt	The estimated minimum annual principal payments required to be made after December 31, 2021, based on the loan and credit facility agreements as amended, are as follows:

To December 31,
2022	$41,202
2023	41,574
2024	71,654
2025	76,019
2026	76,254
2027 and thereafter	53,574
Total	$360,277